SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Cost of revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of supplementary financial statement information [Abstract]
License Fees And Royalties Payable To Licensor	$ 3,024	$ 3,027	$ 0
Cost related to license revenues	2,605	203	0
Depreciation and amortization	3,323	450
Cost of product sales	311	12	0
Cost of sales	$ 9,263	$ 3,692	$ 0